Streaming Arrangement (Details) R in Millions		6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 17, 2008 $ / Ounce	Dec. 16, 2023 $ / Ounce	Oct. 23, 2024 $ / Ounce	Jun. 30, 2025 ZAR (R) oz	Jun. 30, 2024 ZAR (R) oz	Jun. 30, 2023 ZAR (R) oz	Oct. 01, 2020 ZAR (R)
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Contract liabilities | R				R 0	R 85	R 390	R 1,400
Discount rate applied to cash flow projections							11.60%
Percent of production covered by streaming arrangement				25.00%
Contract price receivable for each ounce of gold delivered | $ / Ounce		446	451
Balance of ounces to be delivered				0	9,164	38,888
Gold ounces delivered				(9,164)	(29,724)
Balance of ounces to be delivered				0	9,164
Franco Nevada | Cap
Disclosure of streaming arrangement [Line Items]
Contract price receivable for each ounce of gold delivered | $ / Ounce	400
Parent
Disclosure of streaming arrangement [Line Items]
Cost of Debt							7.70%